Statutory and other information	12 Months Ended
Mar. 31, 2019
Statutory and other information
Statutory and other information

19. Statutory and other information	Year ended	Year ended	Year ended
	March 31,	March 31,	March 31,
	2019	2018	2017
	€M	€M	€M
Directors’ emoluments:
-Fees	0.7	0.7	0.6
-Share based compensation	1.9	1.5	1.5
-Other emoluments	1.8	1.1	2.0
Total Directors’ emoluments	4.4	3.3	4.1
Auditor’s remuneration (including reimbursement of outlay):
- Audit services (i)	0.5	0.4	0.4
- Audit related services (ii)	—	0.1	—
- Tax advisory services (iii)	0.2	0.2	0.5
Total fees	0.7	0.7	0.9
Included within the above total fees, the following fees were payable to other KPMG firms outside of Ireland:
Audit services (i)	0.1	—	—
Audit related services (ii)	—	0.1	—
Tax advisory services (iii)	0.1	0.2	0.2
Total fees	0.2	0.3	0.2
Depreciation of owned property, plant and equipment	633.4	548.7	478.7
Depreciation of property, plant and equipment held under finance leases	7.1	12.3	18.8
Operating lease charges, principally for aircraft	83.9	82.3	86.1

(i)

Audit services comprise audit work performed on the consolidated financial statements, including statutory financial statements of subsidiary entities. In 2019 €1,000 (2018: €1,000; 2017: €1,000) of audit fees relate to the audit of the Parent Company.

(ii)	Audit related services comprise financial due diligence services.
(iii)

Tax services include all services, except those services specifically related to the audit of financial statements, performed by the independent auditor’s tax personnel, supporting tax-related regulatory requirements, and tax compliance and reporting.

(a) Fees and emoluments - Executive Director	Year ended	Year ended	Year ended
	March 31,	March 31,	March 31,
	2019	2018	2017
	€M	€M	€M
Basic salary	1.06	1.06	1.06
Bonus (performance and target-related)	0.77	—	0.95
Share based compensation	1.55	1.25	1.25
	3.38	2.31	3.26

During the years ended March 31, 2019, 2018, and 2017 Michael O’Leary was the only Executive Director. He waived his entitlement to an annual bonus in financial year 2018 following the pilot rostering failure of September 2017.

(b) Fees and emoluments – Non-Executive Directors	Year ended	Year ended	Year ended
	March 31,	March 31,	March 31,
	2019	2018	2017
	€M	€M	€M
Fees
David Bonderman	0.10	0.10	0.10
Roisin Brennan (i)	0.04	—	—
Michael Cawley	0.05	0.05	0.05
Emer Daly (ii)	0.05	0.02	—
John Leahy (iii)	—	—	0.02
Stan McCarthy (iv)	0.05	0.04	—
Charles McCreevy (v)	0.03	0.05	0.05
Declan McKeon (vi)	0.03	0.05	0.05
Kyran McLaughlin	0.05	0.05	0.05
Howard Millar	0.05	0.05	0.05
Dick Milliken	0.05	0.05	0.05
Mike O’Brien (vii)	0.08	0.08	0.06
Julie O’Neill	0.05	0.05	0.05
James Osborne (viii)	—	0.02	0.05
Louise Phelan	0.05	0.05	0.05
	0.68	0.66	0.63
Emoluments
Share based compensation	0.29	0.27	0.27
Total	0.97	0.93	0.90

(i)	Roisin Brennan was appointed to the Board of Directors effective in May 2018.
(ii)	Emer Daly was appointed to the Board of Directors effective in December 2017.
(iii)	John Leahy served on the Board of Directors between August 2015 and September 2016.
(iv)	Stan McCarthy was appointed to the Board of Directors effective in May 2017.
(v)	Charles McCreevy retired from the Board of Directors effective in September 2018.
(vi)	Declan McKeon retired from the Board of Directors effective in September 2018.
(vii)	Mike O’Brien was appointed to the Board effective in May 2016.
(viii)	James Osborne passed away in August 2017.

(c)  Pension benefits

From October 1, 2008, Michael O’Leary was no longer an active member of a Company defined-benefit plan. The total accumulated accrued benefit for Mr. O’Leary at March 31, 2019 was €0.1m (2018: €0.1m; 2017: €0.1m).  Pension benefits have been computed in accordance with Section 6.1 of the Listing Rules of Euronext Dublin. Increases in transfer values of the accrued benefits have been calculated as at the year-end in accordance with version 1.1 of Actuarial Standard of Practice PEN-11. No Non-Executive Directors are members of the Company defined-benefit plan.

Mr. O’Leary is a member of a defined-contribution plan. During the years ended March 31, 2019, 2018 and 2017 the Company did not make contributions to the defined-contribution plan for Mr. O’Leary.  No Non-Executive Directors are members of the Company defined-contribution plan.

(d)  Shares and share options

(i) Shares

Ryanair Holdings plc is listed on the Euronext Dublin, London and NASDAQ stock exchanges.

The beneficial interests as at March 31, 2019, 2018 and 2017 of the Directors in office at March 31, 2019 and of their spouses and dependent children in the share capital of the Company are as follows:

	No. of Shares at March 31,
	2019	2018	2017
David Bonderman	7,535,454	7,535,454	7,535,454
Michael Cawley	756,198	756,198	756,198
Emer Daly	3,260	3,260	—
Stan McCarthy	10,000	10,000	—
Kyran McLaughlin	225,000	225,000	225,000
Howard Millar	390,000	390,000	390,000
Dick Milliken	9,750	9,750	9,750
Michael O’Leary	44,096,725	46,096,725	50,096,725
Julie O'Neill	1,000	—	—
Louise Phelan	30,000	6,825	6,825

(ii) Share options

The share options held by each Director in office at the end of fiscal year 2019 were as follows:

	No. of Options at March 31,
	2019	2018	2017
David Bonderman (a) (d)	80,000	30,000	30,000
Roisin Brennan (d)	50,000	—	—
Michael Cawley (a) (d)	80,000	30,000	30,000
Emer Daly (d)	50,000	—	—
Stan McCarthy (d)	50,000	—	—
Kyran McLaughlin (a) (d)	80,000	30,000	30,000
Howard Millar (c) (d)	80,000	30,000	30,000
Dick Milliken (a) (d)	80,000	30,000	30,000
Mike O'Brien (d)	50,000	—	—
Michael O’Leary (b) (e)	15,000,000	5,000,000	5,000,000
Julie O’Neill (a) (d)	80,000	30,000	30,000
Louise Phelan (a) (d)	80,000	30,000	30,000

(a)

30,000 options were granted to these Directors at an exercise price of €6.25 (the market value at the date of grant) during fiscal year 2015 and are exercisable between May 21, 2019 and July 1, 2022 subject to the Director still being a Non-Executive Director of the Company through April 30, 2019.

(b)

5,000,000 options were granted to Mr.O’Leary during fiscal year 2015 at an exercise price of €8.345 (the market value at the date of grant) and are exercisable between September 2019 and November 2021 subject to him still being an employee of the Company through July 31, 2019.

(c)	30,000 options were granted to this Director at an exercise price of €11.38 (the market price at the date of grant) during fiscal year 2016 and are exercisable between May 21, 2019 and July 1, 2022.

(d)

50,000 options were granted to these Directors at an exercise price of €11.12 (the market value at the date of grant) during fiscal year 2019. These options are exercisable between September 2024 and February 2026 subject to the Director still being a Non-Executive Director of the Company through July 31, 2024.

(e)

10,000,000 options were granted to Mr. O’Leary at an exercise price of €11.12 (the market value at the date of grant) during fiscal year 2019. These options are exercisable between September 2024 and February 2026 subject to him still being an employee of the Company through July 31, 2024.

In fiscal year 2019 the Company incurred total share-based compensation expense of €1.9m (2018: €1.5m; 2017: €1.5m) in relation to Directors.